SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Accounting Policies [Abstract]
ARO, ending balance			$ 51,091	$ 48,313	$ 48,313	$ 45,535
Accretion expense	$ 695	$ 695	2,084	$ 2,084	2,778	2,778
ARO, ending balance	53,175		53,175		51,091	48,313
Less: ARO - current	2,778		2,778		2,778
ARO, net of current portion	$ 50,397		$ 50,397		$ 48,313	$ 45,535